FINANCIAL RISK MANAGEMENT - Schedule of financial instruments which are not recorded at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management [Line Items]
Total cash and cash equivalents	$ 1,714,761	$ 1,216,675	$ 1,100,000	$ 1,046,835	$ 1,695,841
Cash on hand	2,019	2,248
Bank balance	552,187	480,566
Overnight	75,236	259,129
Other financial assets, current	174,819	503,515
Other financial assets	185,264	191,364
Trade debtors, other accounts receivable and Current accounts receivable	1,385,910	1,008,109
Accounts receivable from entities related, current	1,185,792	952,625
Other financial assets	34,485	15,517
Other current financial liabilities	596,063	802,841
Accounts payable for trade and other accounts payable, current	1,765,279	1,627,992
Other financial liabilities, non current	6,341,669	5,979,039
Accounts payable, non current	418,587	326,284
Book value
Financial Risk Management [Line Items]
Total cash and cash equivalents	1,625,055	1,121,223
Cash on hand	2,019	2,248
Bank balance	552,187	480,566
Overnight	75,236	259,129
Time deposits	995,613	379,280
Other financial assets, current	152,683	481,914
Other financial assets	152,683	481,914
Trade debtors, other accounts receivable and Current accounts receivable	1,385,910	1,008,109
Accounts receivable from entities related, current	28	19,523
Other financial assets	34,485	15,517
Accounts receivable, non-current	12,949	12,743
Other current financial liabilities	594,519	802,841
Accounts payable for trade and other accounts payable, current	1,765,279	1,627,992
Accounts payable to entities related, current	7,444	12
Other financial liabilities, non current	6,341,669	5,979,039
Accounts payable, non current	418,587	326,284
Fair value
Financial Risk Management [Line Items]
Total cash and cash equivalents	1,625,055	1,121,223
Cash on hand	2,019	2,248
Bank balance	552,187	480,566
Overnight	75,236	259,129
Time deposits	995,613	379,280
Other financial assets, current	152,683	481,914
Other financial assets	152,683	481,914
Trade debtors, other accounts receivable and Current accounts receivable	1,385,910	1,008,109
Accounts receivable from entities related, current	28	19,523
Other financial assets	34,485	15,517
Accounts receivable, non-current	12,949	12,743
Other current financial liabilities	867,791	824,167
Accounts payable for trade and other accounts payable, current	1,765,279	1,627,992
Accounts payable to entities related, current	7,444	12
Other financial liabilities, non current	6,174,294	5,533,131
Accounts payable, non current	$ 418,587	$ 326,284